UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23055

 NAME OF REGISTRANT:                     USCA All Terrain Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 4444 Westheimer
                                         Suite G500
                                         Houston , TX 77027

 NAME AND ADDRESS OF AGENT FOR SERVICE:  The Corporation Trust Company
                                         Corporation Trust Center
                                         1209 Orange Street
                                         Wilmington, DE 19801

 REGISTRANT'S TELEPHONE NUMBER:          713-366-0500

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2021 to 06/30/2022


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

USCA All Terrain Fund
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         USCA All Terrain Fund
By (Signature)       /s/ Phil Pilibosian
Name                 Phil Pilibosian
Title                President
Date                 08/25/2022